SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-60973)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No. ____	[ ]
	Post-Effective Amendment No. 10	[X]
and
REGISTRATION STATEMENT (No. 811-07319)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 10	[X]

Fidelity Covington Trust
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
245 Summer Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on October 18, 2013 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
(X)	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 10 to Fidelity Covington Trust's Registration Statement on Form N-1A is to designate a new effective date, October 18, 2013, for the previously filed Post-Effective Amendment No. 9. The prospectus, statement of additional information (SAI), and Part C for this Post-Effective Amendment No. 10 are identical to those filed in Post-Effective Amendment No. 9, and the prospectus, SAI, and Part C are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 9.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of October 2013.

Fidelity Covington Trust
	By	/s/Adrien E. Deberghes
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Adrien E. Deberghes, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Adrien E. Deberghes		President and Treasurer	October 11, 2013
Adrien E. Deberghes		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	October 11, 2013
Christine Reynolds		(Principal Financial Officer)

/s/Ned C. Lautenbach	*	Trustee	October 11, 2013
Ned C. Lautenbach

/s/Ronald P. O'Hanley	*	Trustee	October 11, 2013
Ronald P. O'Hanley

/s/David A. Rosow	*	Trustee	October 11, 2013
David A. Rosow

/s/Garnett A. Smith	*	Trustee	October 11, 2013
Garnett A. Smith

/s/William S. Stavropoulos	*	Trustee	October 11, 2013
William S. Stavropoulos

/s/Michael E. Wiley	*	Trustee	October 11, 2013
Michael E. Wiley
*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated August 1, 2013 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series VII Fidelity Covington Trust	Fidelity Select Portfolios Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity SelectCo, LLC ("SelectCo") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which SelectCo or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2013.

WITNESS our hands on this first day of August 2013.

/s/Ronald P. O'Hanley	/s/Garnett A. Smith
Ronald P. O'Hanley	Garnett A. Smith
/s/Ned C. Lautenbach	/s/William S. Stavropoulos
Ned C. Lautenbach	William S. Stavropoulos
/s/David A. Rosow	/s/Michael E. Wiley
David A. Rosow	Michael E. Wiley